Property and Equipment, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property and Equipment, Net
Property and equipment, gross	$ 341,503,515	$ 39,787,253
Less: accumulated depreciation	(33,433,211)	(15,487,835)
Property and equipment, net	308,070,304	24,299,418
Depreciation expenses	17,945,376	8,838,893	4,527,122
Fulfillment expenses
Property and Equipment, Net
Depreciation expenses	4,671,695	3,167,289	2,265,757
Marketing expenses
Property and Equipment, Net
Depreciation expenses	374,149	17,127	6,648
Technology and content expenses
Property and Equipment, Net
Depreciation expenses	10,648,715	3,442,934	1,634,180
General and administrative expenses
Property and Equipment, Net
Depreciation expenses	2,250,817	2,211,543	620,537
Furniture, fixtures and equipment
Property and Equipment, Net
Property and equipment, gross	76,039,704	27,332,339
Leasehold improvements
Property and Equipment, Net
Property and equipment, gross	19,438,406	6,331,139
Motor vehicles and software
Property and Equipment, Net
Property and equipment, gross	10,372,408	6,123,775
Construction in process
Property and Equipment, Net
Property and equipment, gross	$ 235,652,997